Segments, Customers and Geographic Information - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	[1]	$ 4,300	$ 2,449
Israel [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets		3,643	1,573
United States [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets		480	577
Other [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets		$ 177	$ 299

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.